Borrowings - Credit Facilities (Narrative II) (Details Narrative) $ in Thousands																					1 Months Ended	7 Months Ended	8 Months Ended		9 Months Ended	10 Months Ended		11 Months Ended		12 Months Ended
	Nov. 14, 2024 USD ($)	Sep. 20, 2024 USD ($)	Sep. 19, 2024 USD ($) Tranches	Jun. 26, 2024 USD ($)	Jun. 03, 2024	Apr. 29, 2024 USD ($)	Jan. 03, 2024 USD ($)	Jun. 28, 2023 USD ($)	Jun. 21, 2023 USD ($) Capacity	Jun. 20, 2023 USD ($)	Jun. 12, 2023 USD ($)	Apr. 27, 2023 Capacity	Apr. 25, 2023 USD ($) Capacity	Apr. 19, 2023 USD ($)	Mar. 29, 2023 Capacity	Mar. 06, 2023 Capacity	Feb. 05, 2023 Capacity	Sep. 30, 2022 USD ($)	Jun. 29, 2022 USD ($)	Mar. 28, 2022 USD ($)	Oct. 31, 2024 USD ($)	Jul. 27, 2022 Capacity	Aug. 31, 2023 Capacity	Sep. 13, 2022 Capacity	Sep. 21, 2022 Capacity	Oct. 31, 2024 Capacity	Nov. 09, 2023 Capacity	Dec. 14, 2022 Capacity	Nov. 17, 2022 Capacity	Dec. 31, 2024 USD ($) Capacity	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)
Debt Instrument [Line Items]
Long-Term Line of Credit																														$ 1,096,178	$ 908,288
Vessel capacity in DWT | Capacity									182,212			182,169			182,115	181,221	82,010					82,003	81,692	182,393	182,079		5,300	84,852	182,064	5,300
Drybulk vessels [Member]
Debt Instrument [Line Items]
Prepayments of debt																														$ 16,032
NBG $130,000 million Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date			Sep. 19, 2024
Proceeds from Lines of Credit			$ 130,000
Long-Term Debt, Description			to refinance the existing indebtedness of six of its vessels (tranche A) and to finance part of the acquisition cost of one Aframax/ LR2 newbuilding tanker vessel, currently under construction (tranche B).
Debt Instrument, Description of Variable Rate Basis																														SOFR
Long-Term Line of Credit																														$ 77,873
Number of loan tranches | Tranches			2
NBG $130,000 million Credit Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit		$ 81,218
Debt Instrument, Basis Spread on Variable Rate																														175.00%
NBG $77,822 million Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date			Jun. 20, 2023
Maturity date																														second quarter of 2028
Debt Instrument, Description of Variable Rate Basis																														SOFR
Debt Instrument, Basis Spread on Variable Rate																														215.00%
Prepayments of debt										$ 7,137
Line of Credit Facility, Maximum Borrowing Capacity																																$ 77,822
Description of scope, credit facility										to refinance the existing indebtedness of ten of its vessels and for general corporate purposes.
Long-Term Line of Credit																																$ 56,211
NBG $77,822 million Credit Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate																														150.00%
Credit Agricole Corporate And Investment Bank Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date								Jun. 28, 2023
Long-Term Debt, Description								o refinance the existing indebtedness of seven of its dry bulk vessels.
Maturity date																														second quarter of 2026
Debt Instrument, Description of Variable Rate Basis																														SOFR
Debt Instrument, Basis Spread on Variable Rate																														250.00%
Prepayments of debt																														$ 3,818
Line of Credit Facility, Maximum Borrowing Capacity								$ 62,400
Long-Term Line of Credit																														$ 42,298
Vessel capacity in DWT | Capacity																														82,790
ABN AMRO BANK N.V [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date				Jun. 26, 2024
Proceeds from Lines of Credit				$ 95,000
Long-Term Debt, Description				to refinance the existing indebtedness of two of its vessels and to finance part of the acquisition cost of four dry bulk vessels.
Maturity date																														five years after each drawdown date
Debt Instrument, Description of Variable Rate Basis																														SOFR
Debt Instrument, Basis Spread on Variable Rate																														175.00%
Long-Term Line of Credit																														$ 90,750
ABN AMRO BANK N.V [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																				Mar. 28, 2022
Proceeds from Lines of Credit																				$ 55,000
Long-Term Debt, Description																				to refinance the existing indebtedness of three of its vessels and for general corporate purposes.
Maturity date																				first quarter of 2027
Debt Instrument, Description of Variable Rate Basis																				Compounded SOFR
Debt Instrument, Basis Spread on Variable Rate																				225.00%
Long-Term Line of Credit																				$ 36,300
Nordea Bank ABP [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date					Jan. 03, 2024
Long-Term Debt, Description							to refinance three tankers.
Maturity date							first quarter of 2029
Debt Instrument, Description of Variable Rate Basis							Compounded SOFR
Debt Instrument, Basis Spread on Variable Rate							195.00%
Line of Credit Facility, Maximum Borrowing Capacity							$ 40,000
Long-Term Line of Credit							$ 36,275
BNP PARIBAS [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date									Jun. 21, 2023
Proceeds from Lines of Credit									$ 107,600
Long-Term Debt, Description									to refinance the existing indebtedness of ten of its vessels and for general corporate purposes.
Maturity date																														second quarter of 2026
Debt Instrument, Description of Variable Rate Basis																														Compounded SOFR
Debt Instrument, Basis Spread on Variable Rate																														250.00%
Prepayments of debt	$ 7,679																				$ 3,108
Long-Term Line of Credit																														$ 55,853
Vessel capacity in DWT | Capacity																										76,596
BNP PARIBAS [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date											Jun. 12, 2023
Proceeds from Lines of Credit											$ 40,000
Long-Term Debt, Description											to refinance the existing indebtedness of nine of its containerships.
Maturity date																														second quarter
Debt Instrument, Description of Variable Rate Basis																														Compounded SOFR
Debt Instrument, Basis Spread on Variable Rate																														250.00%
Prepayments of debt						$ 3,990
Long-Term Line of Credit																														$ 24,250
KFW IPEX-BANK GMBH [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date													Apr. 25, 2023
Line of credit facility, remains to be drawn																														46,204
Proceeds from Lines of Credit																														$ 119,434
Long-Term Debt, Description													to finance the acquisition cost of two 7,700 TEU newbuilding containerships.
Debt Instrument, Description of Variable Rate Basis																														Compounded SOFR
Credit facility is scheduled to mature																														12 years
Debt Instrument, Basis Spread on Variable Rate																														150.00%
Line of Credit Facility, Maximum Borrowing Capacity													$ 165,638
Long-Term Line of Credit																														$ 119,434
Vessel capacity in TEU | Capacity													7,700
KFW IPEX-BANK GMBH [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																		Sep. 30, 2022
Long-Term Debt, Description																		to finance part of the acquisition cost of two newbuilding containerships.
Maturity date																		fourth quarter of 2030 and the first quarter of 2031
Debt Instrument, Description of Variable Rate Basis																		Compounded SOFR
Debt Instrument, Basis Spread on Variable Rate																														200.00%
Line of Credit Facility, Maximum Borrowing Capacity																		$ 86,240
Long-Term Line of Credit																														$ 81,524
SKANDINAVISKA ENSKILDA BANKEN AB [Member]
Debt Instrument [Line Items]
Long-Term Debt, Description														to refinance the existing indebtedness of five of its tanker vessels and for general corporate purposes.
Maturity date														second quarter
Debt Instrument, Description of Variable Rate Basis																														Compounded SOFR
Debt Instrument, Basis Spread on Variable Rate																														200.00%
Line of Credit Facility, Maximum Borrowing Capacity														$ 65,000
Long-Term Line of Credit																														$ 53,300
Line of credit facility issuance date														April 19, 2023
SKANDINAVISKA ENSKILDA BANKEN AB [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																			Jun. 29, 2022
Long-Term Debt, Description																			to refinance the existing indebtedness of four of its vessels and for general corporate purposes.
Maturity date																														second quarter of 2027
Debt Instrument, Description of Variable Rate Basis																														Compounded SOFR
Debt Instrument, Basis Spread on Variable Rate																														225.00%
Line of Credit Facility, Maximum Borrowing Capacity																			$ 55,000
Long-Term Line of Credit																														$ 35,400